INCOME TAX - By tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss (income) before income taxes:
PRC	¥ (19,765)	¥ 68,080	¥ 237,232
Other jurisdictions	568,201	358,353	202,427
Total loss before income taxes	548,436	426,433	439,659
Current tax expenses:
PRC	210,503	65,819	27,206
Other jurisdictions	14	3
Total current tax expenses	210,517	65,822	27,206
Deferred tax benefits:
PRC	(89,739)	(50,172)	(36,597)
Total deferred tax benefits	(89,739)	(50,172)	(36,597)
Total income taxes (benefits) expenses	¥ 120,778	¥ 15,650	¥ (9,391)